Note 34 - Dividends - Dividends Paid (Details) - USD ($) $ / shares in Units, $ in Thousands									12 Months Ended
	Oct. 15, 2020	Jul. 16, 2020	May 14, 2020	Jan. 16, 2020	Oct. 10, 2019	Jul. 11, 2019	Apr. 11, 2019	Jan. 10, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Dividends declared to owners of the Company (excluding NCI)									$ 3,887	$ 2,969	$ 2,908
Dividends, cents per share (in dollars per share)	$ 10	$ 8.50	$ 7.50	$ 7.50	$ 6.875	$ 6.875	$ 6.875	$ 6.875